Operating expenses - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€)
Analysis of income and expense [abstract]
Personnel expenses other than share-based compensation	€ 21,906	€ 22,148	€ 21,708
Number of employees | employee	163	177
Average number of employees | employee	170
Depreciation and amortization	€ (1,384)	€ (1,988)	(5,093)
Raw materials and consumables used	€ 2,751	€ 3,056	€ 2,855